Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 38	$ 1	$ 7
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	22	9	3
Dividend income recognized on equity securities	3	2	1
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0